Supplemental Disclosures Of Cash Flow Information	12 Months Ended
Dec. 31, 2014
Supplemental Disclosures Of Cash Flow Information [Text Block]
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Interest and income taxes paid are as follows:

	2014	2013	2012
Income taxes paid (refunds received)	141	118	143
Interest paid	39	293	401
Interest received	12	6	16

Non-cash transactions:	2014	2013	2012
Capital lease obligations incurred	236	64	137